Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,401,000
Previously Paid Amount	0.00
Total Fee Amount	121.89
Total Offset Amount	0.00
Net Fee	121.89
Narrative - Max Aggregate Offering Price	$ 1,401,000
Final Prospectus	true